Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Description of Organization and Business Operations

Note 1—Description of Organization and Business Operations

Oxbridge Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on April 12, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock or share exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of March 31, 2023, the Company had not commenced any operations. All activity for the period from April 12, 2021 (inception) through March 31, 2023 relates to the Company’s formation and the initial public offering (the “Initial Public Offering” or “IPO”) described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company may generate non-operating income in the form of interest and dividend income on marketable securities from the proceeds derived from the Initial Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is OAC Sponsor Ltd., a Cayman Islands exempted company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 11, 2021. On August 16, 2021, the Company consummated its IPO of 10,000,000 units (each, a “Unit” and collectively, the “Units” and, with respect to the Class A ordinary shares included in the Units, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000 and incurring offering costs of approximately $6,624,000, inclusive of $3,500,000 in deferred underwriting commissions. The underwriter exercised the over-allotment option in full and on August 16, 2021, purchased an additional 1,500,000 units (the “Over-Allotment Units”), generating additional gross proceeds of $15,000,000 (the “Over-Allotment”), and incurring additional offering costs of $825,000, inclusive of $525,000 of deferred underwriting commissions (Note 5).

Simultaneously with the closing of the IPO, the Company consummated the sale of 5,760,000 warrants to the Sponsor and Maxim Group LLC (“Maxim”), the underwriter in this offering (the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds of $5,760,000, which is discussed in Note 4. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.

Upon the closing of the Initial Public Offering, the Over-Allotment and the Private Placement, $116,725,000 ($10.15 per Unit) of the net proceeds of the Initial Public Offering and certain proceeds of the Private Placement was placed in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and may be invested only in U.S. government securities within the meaning of Section 2(a)(16) of the Investment Company Act with a maturity of 185 days or less or in money market funds investing solely in United States Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

On November 9, 2022, the Company held an extraordinary general meeting (the “EGM”) of shareholders. At the EGM, the Company’s shareholders were presented the proposals to extend the date by which the Company must consummate a business combination (the “Termination Date”) from November 16, 2022 to August 16, 2023 (or such earlier date as determined by the Board of Directors) by amending the Company’s Amended and Restated Memorandum and Articles of Association (the “Extension Amendment Proposal”). The Extension Amendment Proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association (“Charter Amendment”) was approved. The Company filed the Charter Amendment with the Cayman Islands Registrar of Companies on November 11, 2022.

In connection with the vote to approve the Extension Amendment Proposal, the holders of 10,313,048 Class A ordinary shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.22 per share, for an aggregate redemption amount of $105,424,960 in connection with the Extension Amendment Proposal.

The Sponsor agreed to contribute to us a loan of $575,000 (the “Extension Loan”), to be deposited into the trust account to extend the Termination Date from November 16, 2022 to August 16, 2023. On November 14, 2022, the Company issued a promissory note (the “Extension Note”) in the aggregate principal amount of $575,000 to the Sponsor, in connection with the Extension Loan. The Extension Loan was deposited into the trust account on November 15, 2022. The Extension Note bears no interest and is repayable in full upon the earlier of (a) the date of the consummation of an initial business combination, or (b) the date of the liquidation of the Company.

We have until August 16, 2023 to complete the initial Business Combination (the “Combination Period”). However, if we are unable to complete the initial Business Combination within the Combination Period, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay the our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and board of directors, liquidate and dissolve, subject in each case to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

At March 31, 2023, approximately $12.97 million was held in Trust for possible redemption of 1,186,952 Class A ordinary shares at approximately $10.92 per share.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2023

(Unaudited)

Note 1—Description of Organization and Business Operations (continued)

The Company will provide the holders (the “Public Shareholders”) of its Public Shares, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (anticipated to be approximately $11.07 per Public Share as of August 16, 2023). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter. These Public Shares have been classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 and the approval of an ordinary resolution, being the affirmative vote of a majority of the ordinary shares represented in person or by proxy and entitled to vote thereon and who vote at a general meeting in favor of the business combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, as amended (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Initial Shareholder (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholder have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor (the “Initial Shareholder”) officers and directors have agreed not to propose an amendment to Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the Company’s obligation to allow redemption in connection with our initial business combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination by August 16, 2023, as described in more detail in the prospectus for the IPO) (the “Combination Period”) or (B) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2023

(Unaudited)

Note 1—Description of Organization and Business Operations (continued)

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

The Initial Shareholder, officers and directors have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholder or members of the Company’s management team acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. Maxim has agreed to waive their rights to its deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be approximately $11.07 per share held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2023

(Unaudited)

Note 1—Description of Organization and Business Operations (continued)

Proposed Business Combination

On February 24, 2023, Oxbridge Acquisition Corp. (“Oxbridge” or the “Acquiror”), entered into a Business Combination Agreement and Plan of Reorganization (the “Merger Agreement”) with OXAC Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of Oxbridge (“First Merger Sub”), Summerlin Aviation LLC (f/k/a OXAC Merger Sub II, LLC), a Delaware limited liability company and a direct wholly owned subsidiary of Oxbridge (“Second Merger Sub”), and Jet Token, Inc., a Delaware corporation (“Jet Token”), pursuant to which the Company will redomicile as a Delaware corporation and immediately renamed Jet.AI (the “Domestication”), and promptly following the Domestication, (a) First Merger Sub will merge with and into Jet Token (the “First Merger”), with Jet Token surviving the merger as a wholly owned subsidiary of Jet.AI (the time at which the First Merger becomes effective, the “Effective Time”), and (b) as soon as practicable, but in any event within three days following the Effective Time and as part of the same overall transaction as the First Merger, Jet Token (as the surviving entity of the First Merger) will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger and all other transactions contemplated by the Business Combination Agreement, the “Proposed Business Combination”), with Second Merger Sub surviving the merger as a wholly owned subsidiary of Jet.AI.

The aggregate consideration payable to the stockholders of Jet.AI at the closing of the Proposed Business Combination (the “Closing”) is $105,000,000, payable through 4,500,000 in shares of the Company’s common stock, par value $0.0001 per share (“Common Stock”), valued at $10.00 per share, as well as warrants valued at $60,000,000 using agreed-upon Black Scholes pricing model. The number of warrants will be determine at or near Closing and will be determined through the quotient of $60,000,000 and the price of each warrant as determined from the Black Scholes pricing model. There is no cash consideration in the Proposed Business Combination.

As consideration for the Mergers, at the Effective Time, each share of Company Common Stock issued and outstanding immediately prior to the Effective Time (including shares of Company Common Stock resulting from the Company Preferred Stock Conversion) shall be canceled and converted into the right to receive: (i) the number of shares of Domesticated Acquiror Common Stock equal to the Stock Exchange Ratio (the “Per Share Stock Merger Consideration”), plus (ii) a warrant (each, an “Merger Consideration Warrant”) to acquire the number of shares of Domesticated Acquiror Common Stock equal to the Warrant Exchange Ratio (the “Per Share Warrant Merger Consideration”; and together with the Per Share Stock Merger Consideration, the “Per Share Merger Consideration”), with each Merger Consideration Warrant being exercisable during the ten-year period following the Effective Time at an exercise price of $15.00 per share.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto, including, among other things, covenants with respect to the conduct of the Company and Jet Token during the period between execution of the Merger Agreement and the Closing. The representations, warranties and covenants made under the Merger Agreement will not survive the closing; provided, any covenants that are to be performed at or after the closing shall survive until such covenant has been performed or satisfied. No party to the Merger Agreement will have any liabilities to such other parties, other than claims for willful and material breach or fraud. Each of the Company and Jet Token have agreed to use their commercially reasonable efforts to cause the Merger to be consummated as soon as practicable.

The closing of the Proposed Business Combination is subject to certain conditions, including, among others, that (i) the stockholders of Jet Token and the stockholders of the Company approve the Proposed Business Combination, (ii) the Nasdaq Stock Market approves for listing the common stock to be issued in connection with the Proposed Business Combination, and (iii) the Company has $5,000,001 or more in net tangible assets at the closing.

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2023

(Unaudited)

Note 1—Description of Organization and Business Operations (continued)

Proposed Business Combination (continued)

The Merger Agreement may be terminated prior to the closing under certain circumstances, including, among others, (i) by written consent of Jet Token and the Company, (ii) by written notice from either the Company or Jet Token, if (A) the closing has not occurred on or before July 1, 2023 (the “Outside Date”), unless the terminating party’s failure to comply in any material respect with its obligations under the Merger Agreement shall have proximately contributed to the failure of the closing to have occurred on or prior to the Outside Date, (iii) the Company or Jet Token does not obtain stockholder approval of the Proposed Business Combination at its special meeting, (iii) by written notice from either the Company or Jet Token, in the event that the other party breaches any of its representations, warranties, covenants or other agreements under the Merger Agreement that would result in the failure of the conditions to the Company’s or Jet Token’s obligation to consummate the Proposed Business Combination and such breach has not been cured by the breaching party by the earlier of 30 days after receiving notice of such breach.

During the Three Months ended March 31, 2023, the Company incurred approximately $251,000 of expenses associated with the Proposed Business Combination.

Going Concern

In connection with the Company’s assessment of going concern considerations in accordance GAAP, management has determined that if the Company is unable to raise additional funds to alleviate liquidity needs as well as complete a Business Combination by August 16, 2023, then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 16, 2023.

Management’s plans to address this need for capital through potential loans from certain of our affiliates. However, our affiliates are not obligated to make loans to us in the future, and we may not be able to raise additional financing from unaffiliated parties necessary to fund our expenses.

Liquidity and Capital Resources

As of March 31, 2023 the Company had cash of approximately $66,000 and a working capital deficit of approximately $249,000 to satisfy the Company’s liquidity needs. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). As of March 31, 2023, there were no amounts outstanding under any Working Capital Loans.

OXBRIDGE ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

MARCH 31, 2023

(Unaudited)

Note 1—Description of Organization and Business Operations

Oxbridge Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on April 12, 2021. The Company was incorporated for the purpose of effecting a merger, capital stock or share exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.

As of December 31, 2022, the Company had not commenced any operations. All activity for the period from April 12, 2021 (inception) through December 31, 2022 relates to the Company’s formation and the initial public offering (the “Initial Public Offering” or “IPO”) described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company may generate non-operating income in the form of interest income on marketable securities from the proceeds derived from the Initial Public Offering (as defined below). The Company has selected December 31 as its fiscal year end.

The Company’s sponsor is OAC Sponsor Ltd., a Cayman Islands exempted company (the “Sponsor”). The registration statement for the Company’s Initial Public Offering was declared effective on August 11, 2021. On August 16, 2021, the Company consummated its IPO of 10,000,000 units (each, a “Unit” and collectively, the “Units” and, with respect to the Class A ordinary shares included in the Units, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000 and incurring offering costs of approximately $6,624,000, inclusive of $3,500,000 in deferred underwriting commissions. The underwriter exercised the over-allotment option in full and on August 16, 2021, purchased an additional 1,500,000 units (the “Over-Allotment Units”), generating additional gross proceeds of $15,000,000 (the “Over-Allotment”), and incurring additional offering costs of $825,000, inclusive of $525,000 of deferred underwriting commissions (Note 5).

Simultaneously with the closing of the IPO, the Company consummated the sale of 5,760,000 warrants to the Sponsor and Maxim Group, LLC (“Maxim”), the underwriter in our Initial Public Offering (the “Private Placement Warrants”), at a price of $1.00 per Private Placement Warrant, generating gross proceeds of $5,760,000, which is discussed in Note 4. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at $11.50 per share.

Upon the closing of the Initial Public Offering, the Over-Allotment and the Private Placement, $116,725,000 ($10.15 per Unit) of the net proceeds of the Initial Public Offering and certain proceeds of the Private Placement was placed in a trust account (“Trust Account”), located in the United States with Continental Stock Transfer & Trust Company acting as trustee, and may be invested only in U.S. government securities within the meaning of Section 2(a)(16) of the Investment Company Act with a maturity of 185 days or less or in money market funds investing solely in United States Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

OXBRIDGE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

Note 1—Description of Organization and Business Operations (continued)

The Company will provide the holders (the “Public Shareholders”) of its Public Shares, with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (anticipated to be approximately $11.07 per Public Share). The per-share amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriter. These Public Shares have been classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 and the approval of an ordinary resolution, being the affirmative vote of a majority of the ordinary shares represented in person or by proxy and entitled to vote thereon and who vote at a general meeting in favor of the business combination. If a shareholder vote is not required by law and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, as amended (the “Amended and Restated Memorandum and Articles of Association”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, shareholder approval of the transactions is required by law, or the Company decides to obtain shareholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Shareholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction. If the Company seeks shareholder approval in connection with a Business Combination, the Initial Shareholder (as defined below) have agreed to vote their Founder Shares (as defined below in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the Initial Shareholder have agreed to waive their redemption rights with respect to their Founder Shares and Public Shares in connection with the completion of a Business Combination.

Notwithstanding the foregoing, the Amended and Restated Memorandum and Articles of Association provides that a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Class A ordinary shares sold in the Initial Public Offering, without the prior consent of the Company.

The Company’s Sponsor (the “Initial Shareholder”) officers and directors have agreed not to propose an amendment to Amended and Restated Memorandum and Articles of Association (A) that would modify the substance or timing of the Company’s obligation to allow redemption in connection with our initial business combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination by August 16, 2023, as described in more detail in the prospectus for the IPO) (the “Combination Period”) or (B) with respect to any other provision relating to shareholders’ rights or pre-initial Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares in conjunction with any such amendment.

OXBRIDGE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

Note 1—Description of Organization and Business Operations (continued)

If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (which interest shall be net of taxes payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish Public Shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any) and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.

The Initial Shareholder, officers and directors have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Initial Shareholder or members of the Company’s management team acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. Maxim has agreed to waive their rights to its deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within in the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be approximately $11.07 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Capital Resources

As of December 31, 2022 the Company had cash of approximately $212,000 and a working capital of approximately $110,000 to satisfy the Company’s liquidity needs. In addition, in order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). As of December 31, 2022 and 2021, there were no amounts outstanding under any Working Capital Loans.

OXBRIDGE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022

Jet Token, Inc. [Member]
Statement [Line Items]
Description of Organization and Business Operations

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Jet Token Inc. was formed on June 4, 2018 (“Inception”) in the State of Delaware. The consolidated financial statements of Jet Token Inc. (the “Company” or “Jet Token”) are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company is headquartered in Las Vegas, Nevada.

In September 2020, the Company formed a wholly-owned subsidiary Galilee LLC, a Delaware limited liability company. In November 2020, the Company formed a wholly-owned subsidiary Jet Token Management Inc., a Delaware corporation, and later changed its name to Jet Token Software Inc. In November 2020, the Company formed another wholly-owned subsidiary, Jet Token Management Inc. a California corporation. In June 2021, the Company formed a wholly-owned subsidiary Galilee 1 SPV LLC, a Delaware limited liability company. In March and June 2022, the Company formed two wholly owned subsidiaries, Galilee II SPV LLC and Galilee III SPV LLC, respectively. Both are Delaware limited liability companies. These were both sold during the year as part of the Company’s fractional ownership program. To date, all subsidiaries have had no operations.